Summary of Significant Accounting Policies - Schedule of Basic And Diluted Net Income (Loss) Per Common Share (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator: Earnings allocable to Common stock subject to possible redemption
Net loss allocable to shares subject to possible redemption			$ (98,984,000)	$ (80,965,000)	$ (62,195,000)
Numerator: Net Loss minus Net Earnings
Net loss			$ (81,511,000)	$ (67,301,000)	$ (56,400,000)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding (in Shares)			16,514,910	15,524,845	15,039,814
Basic and diluted net loss per share (in Dollars per share)			$ (5.99)	$ (5.22)	$ (4.14)
Collective Growth Corp [Member]
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account			$ 61,688
Unrealized gain on marketable securities held in Trust Account			5,441
Less: Income taxes and franchise fees			(65,234)
Net loss allocable to shares subject to possible redemption
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding (in Shares)			13,211,642
Basic and diluted net loss per share (in Dollars per share)			$ 0.00
Numerator: Net Loss minus Net Earnings
Net loss	$ (348)	$ (348)	$ (29,854,803)
Net loss allocable to Common stock subject to possible redemption
Non-Redeemable Net Loss	$ (348)		$ (29,854,803)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding (in Shares)	3,750,000	3,750,000	5,094,825
Basic and diluted net loss per share (in Dollars per share)	$ 0.00	$ 0.00	$ (5.86)